CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Cash flows from operating activities:
Net Income (Loss) Available to Common Stockholders, Basic	$ (21,211)	$ 17,660	$ 28,297
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	15,760	17,936	19,405
Amortization of intangible assets	2,057	3,154	4,176
Impairment of intangible assets	0		2,230
Non-cash equity compensation	3,158	6,602	7,127
Loss on sale of assets		2,297	1,299
Deferred income taxes	16,387	(2,541)	1,438
Changes in assets and liabilities, net of impact of acquisitions and divestitures
Accounts receivable	42,082	67,825	8,753
Inventories	39,378	(7,425)	31,846
Prepaid expenses and other current assets	(3,701)	1,208	(3,971)
Accounts payable	(15,064)	(86,571)	15,162
Employee compensation and benefits payable	935	(3,825)	(852)
Deferred revenue	(13,641)	10,829	(10,266)
Income taxes payable	1,280	326	(687)
Other accrued liabilities	(882)	(1,742)	2,975
Net cash provided by operating activities	66,538	25,733	106,932
Cash flows from investing activities:
Investments in property, plant and equipment	(17,161)	(15,212)	(20,232)
Acquisition of intangible assets	(1,355)	(3,500)	(4,700)
Acquisition of businesses, net of cash received			(7,433)
Net cash used in investing activities	(18,516)	(18,712)	(32,365)
Cash flows from financing activities:
Repurchase of common shares		(13,600)	(32,290)
Increase (decrease) in book overdraft			(2,374)
Proceeds from issuance of common shares	30	661	3,344
Dividends to shareholders	(62,234)	(9,538)	(1,459)
Net cash used in financing activities	(62,204)	(22,477)	(32,779)
Change in cash and cash equivalents	(14,182)	(15,456)	41,788
Cash and cash equivalents at beginning of period	117,174	132,630	90,842
Cash and cash equivalents at end of period	$ 102,992	$ 117,174	$ 132,630